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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                                                   Investment Company Act file number:  811- 21720

NORTHERN LIGHTS FUND TRUST

________________________________________________________________________

(Exact name of registrant as specified in charter)

150 Motor Parkway, Suite 205, Hauppauge, New York 11788

  (Address of principal executive offices)                                (Zip code)

Emile R. Molineaux, Esq.

Gemini Fund Services, LLC

150 Motor Parkway, Suite 205

Hauppauge, NY 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end:  1/31, 4/30, 7/31

Date of reporting period:  July 1, 2004 - June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.  A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.  SEC 2451 (4-03) Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2005 with respect to which the Registrant was entitled to vote:

          (a). The name of the issuer of the portfolio security;

          (b). The exchange ticker symbol of the portfolio security;

          (c). The Council on Uniform Securities Identification Procedures ("CUSIP")

                 number for the portfolio security;

          (d). The shareholder meeting date;

          (e). A brief identification of the matter voted on;

          (f). Whether the matter was proposed by the issuer or by a security holder;

          (g). Whether the Registrant cast its vote on the matter;

          (h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i). Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

NORTHERN LIGHTS FUND TRUST

________________________________________________________________________

By (Signature and Title)*    /S/ Michael J. Wagner

                 Michael J. Wagner, President

Date August 15, 2005

* Print the name and title of each signing officer under his or her signature.

Jacobs & Company Mutual Fund a Series of Northern Lights Fund Trust                                             Item 1, Exhibit A1

File #: 811-21720

Period: July 1, 2004 - June 30, 2005

Company Name                                  Meeting Date                     CUSIP #                                       Ticker

Tidewater Inc.                                     7/15/2004                             886423102                                     TDW

Vote                                               MRV                    Proposal                                                     Proposed by Issuer

                                                                                                                                                            Stockholder

For                                                  For                       1. Directors Recommended                      Issuer

Against                                          For                       01-Richard T. DuMoulin                          Issuer

For                                                  For                       02-J. Wayne Leonard                                Issuer

For                                                  For                       03-Paul W. Murrill                                     Issuer

For                                                  For                       04-Dean E. Taylor                                      Issuer

For                                                  For                       2. Ratification of Deloitte & Touche      Issuer

LLP as indep. Auditors

For                                                  Against              3. Propose the declassification of           Shareholder

Bod of Dir. And the Ann. Elec. Of

Directors

Company Name                                Meeting Date                      CUSIP #                                       Ticker

Dell Inc.                                              7/16/2004                             24702R101                                     Dell

Vote                                               MRV                    Proposal                                                     Proposed by Issuer

                                                                                                                                                            Stockholder

For *                                              For                       1. Directors Recommended                      Issuer

For                                                  For                       2. Ratification of Independent                Issuer

Auditors

Against*                                        Against              3. Stockholder proposal relating to        Shareholder

expensing stock options

 Company Name                              Meeting Date                            CUSIP #                                          Ticker

Del Monte Foods                          9/30/2004                                   24522P103                                        DLM

Vote                                               MRV                    Proposal                                                      Proposed by Issuer

                                                                                                                                                             Stockholder

See below                                      For                       1. Directors Recommended                       Issuer

For                                                  For                       01-Joe L. Morgan                                       Issuer

Withhold                                       For                       02-David R. Williams                                 Issuer

For                                                  For                       2. Ratify Appt. KPMG LLP, as                 Issuer

independent auditor for physical

year ending May 1, 2005

Company Name                                Meeting Date                           CUSIP #                                       Ticker

SDIT GOV-FUND-CLASS B            10/27/2004                                783965668                                     SEI

Vote                                               MRV                    Proposal                                                       Proposed by Issuer

                                                                                                                                                              Stockholder

For                                                  For                       1. To elect Trustees for the Trust             Issuer

Company Name                                Meeting Date                           CUSIP #                                       Ticker

Affiliated Computer Services,         10/28/2004                                008190100                                     ACS

Vote                                               MRV                    Proposal                                                       Proposed by Issuer

                                                                                                                                                              Stockholder

For                                                  For                       1. Directors Recommended.                       Issuer

Abstain                                          For                       2. Approve Performance-Based                Issuer

incentive Compensation for Corp.

Exec. Officers.

For                                                  For                       3. Ratify appointment of Price                   Issuer

Waterhouse Coopers LLP as

independent Accts. Firm for Fiscal

Year 2005

Company Name                              Meeting Date                             CUSIP #                                    Ticker

Automatic Data Processing,       11/9/2004                                     053015103                                 ADP

Vote                                               MRV                    Proposal                                                      Proposed by Issuer

                                                                                                                                                             Stockholder

For                                                  For                       1. Directors Recommended                       Issuer

For                                                  For                       2. Appointment of Deloitte &                   Issuer

Touche LLP

Company Name                                Meeting Date                           CUSIP #                                       Ticker

Waypoint Financial Corp                12/22/2004                                 946756103                                    WYPT

Vote                                               MRV                    Proposal                                                      Proposed by Issuer

                                                                                                                                                             Stockholder

For                                                  For                       1. To approve merger as amended           Issuer

between Sovereign & Waypoint

For                                                  For                       2. Proposal to adjorn special                    Issuer

meeting if more time is needed.

Company Name                                Meeting Date                           CUSIP #                                       Ticker

Aramark Corporation                       2/8/2005                                     038521100                                     RMK

Vote                                               MRV                    Proposal                                                      Proposed by Issuer

                                                                                                                                                             Stockholder

For                                                  For                       1. Directors Recommended                       Issuer

For                                                  For                       2. Ratify KPMG LLP as                              Issuer

independent accountants

Company Name                              Meeting Date                               CUSIP #                                      Ticker

Agere Systems Inc.                      2/17/2005                                      00845V209                                   AGR'B

Vote                                               MRV                    Proposal                                                      Proposed by Issuer

                                                                                                                                                             Stockholder

For                                                  For                       1. Directors Recommended                       Issuer

For                                                  For                       2. Approve Amend. To reclassify            Issuer

com. Stock & class B com. Stock

For                                                  For                       3. Approve Amend to effect 1-for 10       Issuer

reverse stock split

For                                                  For                       4. Approve Amend to effect 1-for 20       Issuer

reverse stock split

For                                                  For                       5. Approve Amend to effect 1-for 30       Issuer

reverse stock split

For                                                  For                       6. Approve Amend to effect 1-for 40       Issuer

reverse stock split

 For                                                  For                        7. Approve Amend to make                      Issuer

administrative changes

Company Name                                Meeting Date                           CUSIP #                                       Ticker

Caterpillar                                           4/13/2005                                  149123101                                      CAT

Vote                                               MRV                    Proposal                                                      Proposed by Issuer

                                                                                                                                                             Stockholder

For                                                  For                       1. Directors Recommended                       Issuer

For                                                  For                       2. Ratify Auditors                                       Issuer

Against                                         Against                3. Rights Plan                                             Shareholder

Against                                         Against                4. Code of Conduct                                   Shareholder

Against                                         Against                5. Global Pandemics                                  Shareholder

Against                                         Against                6. Director Election                                   Shareholder

Company Name                              Meeting Date                            CUSIP #                                       Ticker

United Technologies                   4/13/2005                                   913017109                                      UTX

Vote                                               MRV                    Proposal                                                      Proposed by Issuer

                                                                                                                                                             Stockholder

For                                                  For                       1. Directors Recommended                       Issuer

For                                                  For                       2. Appointment of Independent               Issuer

Auditors

For                                                  For                       3. Approval of UTX  2005 long term        Issuer

 incentive plan

Against                                         Against                4. Proposal concerning disclosure          Shareholder

of Executive compensation

Against                                         Against                5. Proposal concerning ethical                 Shareholder

criteria for military contracts.

Abstain                                         Against                6. Proposal concerning CEO                    Shareholder

compensation

Company Name                                Meeting Date                           CUSIP #                                       Ticker

Southern Financial Group               4/19/2005                                  837841105                                     TSFG

Vote                                               MRV                    Proposal                                                      Proposed by Issuer

                                                                                                                                                             Stockholder

For                                                  For                       1. Directors Recommended                       Issuer

For                                                  For                       2. Ratify KPMG LLP as TSFG's                Issuer

independent accounting firm for

Company Name                              Meeting Date                            CUSIP #                                          Ticker

Amsouth Bancorp                        4/21/2005                                   032165102                                        ASO

Vote                                               MRV                    Proposal                                                         Proposed by Issuer

                                                                                                                                                                Stockholder

For                                                  For                       1. Directors Recommended                          Issuer

For                                                  For                       2. Ratify Ernst & Young, LLP as                 Issuer

independent public accounting firm

Abstain                                         Against                3. Approve shareholder proposal              Shareholder

relating to political contributions

Company Name                                Meeting Date                           CUSIP #                                       Ticker

Sovereign Bancorp, Inc.                  4/21/2005                                  845905108                                      SOV

Vote                                               MRV                    Proposal                                                      Proposed by Issuer

                                                                                                                                                             Stockholder

For                                                  For                       1. Directors Recommended                       Issuer

For                                                  For                       2. Ratify Ernst & Young LLP as               Issuer

independent auditors for 2005

Company Name                                Meeting Date                           CUSIP #                                       Ticker

Rowan Co                                          4/22/2005                                  779382100                                      RDC

Vote                                               MRV                    Proposal                                                      Proposed by Issuer

                                                                                                                                                             Stockholder

For                                                  For                       1. Directors Recommended                       Issuer

For                                                  For                       2. Approval of the 2005 Rowan Co.         Issuer

Inc. Long-term incentive plan.

Company Name                              Meeting Date                             CUSIP #                                         Ticker

Honeywell International Inc.      4/25/2005                                    43851606                                         HON

Vote                                               MRV                    Proposal                                                      Proposed by Issuer

                                                                                                                                                             Stockholder

For                                                  For                       1. Directors Recommended                       Issuer

For                                                  For                       2. Appointment of Independent               Issuer

Accountants

For                                                  For                       3. Amend the Restated certif. Incorp.      Issuer

 & by-laws-eliminate the classified

struc. of the Bd of Directors

For                                                  For                       4. Amend the Restated certif. Incorp.      Issuer

 & by-laws-eliminate supermajority

voting provisions

Against                                         Against                5. Majority vote shareholder                    Shareholder

committee

Against                                         Against                6. Separation fo Chairman/CEO               Shareholder

Abstain                                         Against                7. Executive Pay Disparity Report           Shareholder

Abstain                                         Against                8. Executive Compensation Limit            Shareholder

Abstain                                         Against                9. Commonsense executive                      Shareholder

compensation framework proposal

Company Name                              Meeting Date                            CUSIP #                                          Ticker

Int Business Machines                4/26/2005                                   459200101                                        IBM

Vote                                               MRV                    Proposal                                                      Proposed by Issuer

                                                                                                                                                             Stockholder

For                                                  For                       1. Directors recommended                        Issuer

For                                                  For                       2. Ratify appt of Indep. Register              Issuer

public accounting firm

Against                                         Against                3. Stockholder prop. on--cumulative      Shareholder

 voting

Against                                         Against                4. Stockholder prop. on--pension &       Shareholder

retirement medical

Abstain                                         Against                5. Stockholder proposal                            Shareholder

on--executive compensation

Against                                         Against                6. Stockholder proposal                            Shareholder

on--expensing stock options

Abstain                                         Against                7. Stockholder proposal                            Shareholder

on--Disclosure of Exec.

Against                                         Against                8. Stockholder proposal                            Shareholder

on--Offshoring

Company Name                                Meeting Date                           CUSIP #                                       Ticker

Schering-Plough Corp.                    4/26/2005                                  806605101                                      SGP

Vote                                               MRV                    Proposal                                                      Proposed by Issuer

                                                                                                                                                             Stockholder

For                                                  For                       1. Directors Recommended                       Issuer

For                                                  For                       2. Ratify Independent Registered            Issuer

Accounting Firm

For                                                  Against               3. Shareholder proposal on annual         Shareholder

election of directors

Against                                         Against                4. Shareholder proposal on animal         Shareholder

testing

Company Name                                Meeting Date                           CUSIP #                                Ticker

Arch Coal Inc.                                 4/27/2005                                  039380100                              ACI

Vote                                               MRV                    Proposal                                                      Proposed by Issuer

                                                                                                                                                             Stockholder

For                                                  For                       1. Directors Recommended                       Issuer

For                                                  For                       2. Internal Revenue approval of               Issuer

incentive compensation plan for

exec officers

Company Name                                Meeting Date                           CUSIP #                                       Ticker

General Electric Co                            4/27/2005                                 369604103                                      GE

Vote                                               MRV                    Proposal                                                      Proposed by Issuer

                                                                                                                                                             Stockholder

For                                                   For                        1. Directors Recommended                       Issuer

For                                                   For                        2. Ratify Independent auditor                  Issuer

Against                                           Against                3. Cumulative Voting                                Shareholder

Against                                           Against                4. Report on nuclear risk                          Shareholder

Against                                           Against                5. Report on PCB cleanup costs             Shareholder

Against                                           Against                6. Curb over-extended directors              Shareholder

Against                                           Against                7. Report on sustainability                       Shareholder

Against                                           Against                8. Disclose political contributions           Shareholder

Against                                           Against                9. Animal testing                                        Shareholder

Company Name                              Meeting Date                            CUSIP #                                          Ticker

MBNA Corporation                     5/2/2005                                     55262L100                                        KRB

Vote                                               MRV                    Proposal                                                      Proposed by Issuer

                                                                                                                                                             Stockholder

For                                                  For                       1. Directors Recommended                       Issuer

For                                                  For                       2. Ratify appointment of                            Issuer

independent auditor

Against                                          Against               3. Stockholder proposal - stock               Shareholder

option expensing

Abstain                                          Against               4. Stockholder proposal -                          Shareholder

performance based vesting of

Company Name                                Meeting Date                           CUSIP #                                       Ticker

Tootsie Roll Industries                    5/2/2005                                    890516107                                      TR

Vote                                               MRV                    Proposal                                                      Proposed by Issuer

                                                                                                                                                             Stockholder

For                                                  For                       1. Directors recommended                        Issuer

For                                                  For                       2. Ratify PriceWaterhouseCoopers         Issuer

LLP as independent auditors for

Company Name                              Meeting Date                            CUSIP #                                           Ticker

Cameco Corporation                    5/5/2005                                     13321L108                                         CCJ

Vote                                               MRV                    Proposal                                                      Proposed by Issuer

                                                                                                                                                             Stockholder

For                                                  For                       1. Directors Recommended                        Issuer

For                                                  For                       2. Appointment of KPMG LLP as             Issuer

Auditors

Abstain                                         For                       3. Restrictions on ownership and              Issuer

voting

Abstain                                         Abstain                4. If undersigned is a resident mark         Issuer

"for" , if non-resident mark "Abstain"

Company Name                                Meeting Date                           CUSIP #                                       Ticker

EMC Corp                                          5/5/2005                                    2686484102                                   EMC

Vote                                               MRV                    Proposal                                                      Proposed by Issuer

                                                                                                                                                             Stockholder

For                                                  For                       1. Directors Recommended                       Issuer

For                                                  For                       2. Approve Amends to EMC 03               Issuer

Stock Plan to increase number of

For                                                  For                       3. To ratify PriceWaterhouseCoopers    Issuer

 LLP as EMC's indep. Auditors.

Against                                         Against                4. Shareholder prop. perform.-based     Shareholder

stk options as des. Proxy statement

Against                                         Against                5. Prop. Relating to EMC'c audit            Shareholder

Com. As des. In proxy statement.

Company Name                              Meeting Date                            CUSIP #                                          Ticker

Forest Oil Corp                              5/10/2005                                   346091705                                        FST

Vote                                               MRV                    Proposal                                                      Proposed by Issuer

                                                                                                                                                             Stockholder

For                                                  For                       1. Directors Recommended                       Issuer

For                                                  For                       2. Approve additional 175,000                  Issuer

shares for issuance-employee stock

purchase plan

For                                                  For                       3. Ratify Appt. of KPMG LLP as              Issuer

independent auditors for 2005

Company Name                                Meeting Date                           CUSIP #                                       Ticker

International Flavors &                    5/10/2005                                 459506101                                      IFF

Vote                                               MRV                    Proposal                                                      Proposed by Issuer

                                                                                                                                                             Stockholder

For                                                  For                       1. Directors Recommended                        Issuer

For                                                  For                       2. Ratify PriceWaterhouseCoppers          Issuer

LLP as independent Acct. for 2005

Company Name                                Meeting Date                           CUSIP #                                       Ticker

Weatherford Intl. Ltd.                      5/13/2005                                   G95089101                                    WFT

Vote                                               MRV                    Proposal                                                       Proposed by Issuer

                                                                                                                                                              Stockholder

For                                                  For                       1. Directors Recommended                        Issuer

For                                                  For                       2. Appoint Ernst & Young LLP                 Issuer

independent auditor and authorize

 remuneration.

Company Name                              Meeting Date                             CUSIP #                                          Ticker

JP Morgan Chase & Co.              5/17/2005                                    46625H100                                       JPM

Vote                                               MRV                    Proposal                                                     Proposed by Issuer

                                                                                                                                                            Stockholder

 For                                                   For                        1. Directors Recommended.                    Issuer

 For                                                   For                        2. Appt. independent registered            Issuer

public accounting firm.

 For                                                   For                        3. Approval of 2005 Long-term              Issuer

Incentive Plan

Against                                            Against                 4. Director term limits                              Shareholder

Director term limits

Against                                            Against                 5. Separation of Chairman and CEO     Shareholder

Abstain                                            Against                 6. Competitive pay                                  Shareholder

Against                                            Against                 7. Recoup unearned management         Shareholder

bonuses

Company Name                                Meeting Date                           CUSIP #                                       Ticker

Omicare, Inc.                                       5/17/2005                            681904108                                      OCR

Vote                                               MRV                    Proposal                                                    Proposed by Issuer

                                                                                                                                                             Stockholder

For                                                  For                       1. Directors Recommended                        Issuer

For                                                  For                       2. Ratify selection of independent            Issuer

registered public accounting firm.

Company Name                              Meeting Date                            CUSIP #                                          Ticker

Intel Corporation                          5/18/2005                                   458140100                                        INTC

Vote                                               MRV                    Proposal                                                      Proposed by Issuer

                                                                                                                                                             Stockholder

For                                                  For                       1. Directors Recommended                       Issuer

For                                                  For                       2. Ratify Independent Registered            Issuer

Public Accounting Firm

For                                                  For                       3. Amend and Extend the 2004                 Issuer

Equity Incentive Plan

For                                                  For                       4. Amend and Extend the Exec                 Issuer

Officer Incentive Plan

Company Name                                Meeting Date                           CUSIP #                                       Ticker

The Williams Companies, Inc.        5/19/2005                                  969457100                                     WMB

Vote                                               MRV                    Proposal                                                      Proposed by Issuer

                                                                                                                                                             Stockholder

For                                                  For                       1. Directors Recommended                       Issuer

For                                                  For                       2. Ratify Ernst & Young LLP as               Issuer

auditors for 2005

Against                                          Against              3. Shareholder proposal on majority        Shareholder

 voting on director nominees

Company Name                              Meeting Date                            CUSIP #                                          Ticker

Time Warner Inc.                          5/20/2005                                    887317105                                       TWX

Vote                                               MRV                    Proposal                                                    Proposed by Issuer

                                                                                                                                                           Stockholder

   For                                              For                           1. Directors Recommended                    Issuer

   For                                              For                          01. James L. Barksdale                             Issuer

   For                                              For                          02. Stephen F. Bollenbach                      Issuer

   For                                              For                          03. Stephen M. Case                                Issuer

   Withhold                                   For                          04. Frank J. Caufield                                 Issuer

   For                                              For                          05. Robert C. Clark                                    Issuer

   For                                              For                          06.  Jessica P. Einhorn                              Issuer

   For                                              For                          07.  Miles R. Gilburne                               Issuer

   For                                              For                          08.  Carla A. Hills                                       Issuer

   Withhold                                   For                          09.  Rueben Mark                                      Issuer

   Withhold                                   For                          10. Michael A. Miles                                Issuer

    For                                             For                          11. Kenneth J. Novack                             Issuer

    For                                             For                          12. Richard D. Parsons                             Issuer

    For                                             For                          13. R.E. Turner                                           Issuer

    For                                             For                          14.  Francis T. Vincent, Jr.                        Issuer

    For                                             For                          15. Deborah C. Wright                             Issuer

    For                                              For                          2. Ratify auditors                                       Issuer

    For                                             Against                   3. Stockholder proposal regarding         Shareholder

pay comparison.

Company Name                                Meeting Date                           CUSIP #                                       Ticker

Phelps Dodge Corp                          5/27/2005                                  717265102                                     PD

Vote                                               MRV                    Proposal                                                      Proposed by Issuer

                                                                                                                                                             Stockholder

For                                                  For                       1. Directors Recommended                        Issuer

For                                                  For                       2. Approve Phelps Dodge Corp.               Issuer

2006 Executive Performance

For                                                  For                       3. Amend corporation’s restated               Issuer

certif. Of incorp to increase number

of authorized common shares

For                                                  For                       4. Ratify Pricewaterhousecoopers             Issuer

LLP as independent accountants for

 2005

Company Name                                  Meeting Date                           CUSIP #                                       Ticker

Stratagene Corporation                   6/3/2005                                     86269H107                                    STGN

Vote                                               MRV                    Proposal                                                      Proposed by Issuer

                                                                                                                                                             Stockholder

For                                                   For                        1. Directors Recommended                       Issuer

Withhold                                        For                       01.Joseph A. Sorge, M.D.                          Issuer

For                                                   For                        02.Carlton J. Eibl                                         Issuer

For                                                   For                        03. Robert C. Manion                                 Issuer

For                                                   For                        04. J. David Tholen                                     Issuer

For                                                   For                        05. J.C. Reed, M.D.,PH.D.                          Issuer

Company Name                              Meeting Date                            CUSIP #                                         Ticker

National Coal Corp.                      6/7/2005                                      632381208                                      NCOC

Vote                                               MRV                    Proposal                                                    Proposed by Issuer

                                                                                                                                                           Stockholder

For                                                  For                       1. Directors Recommended                      Issuer

Company Name                                Meeting Date                           CUSIP #                                       Ticker

BONE CARE                                      6/30/2005                                  098072101                                      BCII

Vote                                               MRV                    Proposal                                                    Proposed by Issuer

                                                                                                                                                           Stockholder

For                                                  For                       1. Approve Agreement and                      Issuer

Plan of Merger Among

Genzyme, Macbeth & Bone

Care

ABACUS VALUE FUND A SERIES OF NORTHERN LIGHTS FUND TRUST								Item 1
Investment Company Act file number: 811- 21720								Exhibit A2
July 1, 2004 - June 30, 2005

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A - The Fund did not become effective with the SEC until 7/6/05 and, as of the date of this filing, has not yet commenced operations.

THE RATIONAL INVESTOR® FUND A SERIES OF NORTHERN LIGHTS FUND TRUST								Item 1
Investment Company Act file number: 811- 21720								Exhibit A3
July 1, 2004 - June 30, 2005

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A - The Fund did not become effective with the SEC until 7/6/05 and has not commenced operations yet.